United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2012

Date of reporting period: November 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

The following is a copy of the registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 as amended (the “1940 Act”) as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

American Beacon Zebra Small Cap Equity Fund

Portfolio of Investments

November 30, 2011 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 94.36%
CONSUMER DISCRETIONARY - 11.39%
Auto Components - 1.30%
China Automotive Systems, Inc.A	1,354	$5
Cooper Tire & Rubber Co.	110	1
Dorman Products, Inc.A	462	18
Federal-Mogul Corp.A	2,512	37
Standard Motor Products, Inc.	656	13
Superior Industries International, Inc.	880	14
		88
Automobiles - 0.10%
Thor Industries, Inc.	288	7
Distributors - 0.43%
Audiovox Corp.A	335	2
DXP Enterprises, Inc.A	297	9
Lincoln Educational Services Corp.	1,382	10
Pool Corp.	249	8
		29
Hotels, Restaurants & Leisure - 1.30%
AFC Enterprises, Inc.	511	8
Caribou Coffee Co. IncA	365	5
Churchill Downs, Inc.	285	14
Domino’s Pizza, Inc.	109	4
Interval Leisure Group, Inc.A	990	14
Life Time Fitness, Inc.A	218	9
Papa John’s International, Inc.A	443	16
Speedway Motorsports, Inc.	951	13
Texas Roadhouse, Inc.	368	5
		88
Household Durables - 1.82%
Blyth, Inc.	65	4
Brookfield Residential Properties, Inc.A	558	4
Helen of Troy Ltd.A	949	28
Lancaster Colony Corp.	528	37
Matthews International Corp., Class A	624	21
National Presto Industries, Inc.	178	17
Sealy Corp.	838	2
The Toro Co.	160	9
		122
Internet & Catalog Retail - 0.87%
Global Sources Ltd.A	995	6
Insight Enterprises, Inc.A	1,410	21
SS&C Technologies Holdings, Inc.A	864	14
Systemax, Inc.	1,228	18
		59

	Shares	Fair Value
		(000’s)
Leisure Equipment & Products - 0.76%
M&F Worldwide Corp.A	2,035	$51
Media - 1.21%
Belo Corp., Series A	2,099	12
Cumulus Media, Inc.A	3,811	12
DreamWorks Animation SKG, Inc.A	128	2
Entercom Communications Corp., Class A	1,241	7
Harte-Hanks, Inc.	1,697	14
Journal Communications, Inc., Class A	461	2
Knology, Inc.A	903	13
LIN TV Corp., Class AA	512	2
Lions Gate Entertainment Corp.A	996	9
The New York Times Co.	756	6
Valassis Communications, Inc.	161	3
		82
Multiline Retail - 0.44%
99 Cents Only StoresA	240	5
Pricesmart, Inc.	53	4
Stein Mart, Inc.	1,201	8
Suburban Propane Partners LPB	276	13
		30
Specialty Retail - 2.32%
American Greetings Corp., Class A	1,267	22
America’s Car-Mart, Inc.A	263	9
Big 5 Sporting Goods Corp.	731	7
Cabela’s, Inc.A	357	8
Destination Maternity Corp.	433	6
DSW, Inc., Class A	69	3
Genesco, Inc.A	81	5
Interline Brands, Inc.A	694	11
JOS A Bank Clothiers, Inc.A	95	5
Monro Muffler Brake, Inc.	104	4
PC Connection, Inc.	1,021	10
Penske Automotive Group, Inc.	476	10
Pier 1 Imports, Inc.	396	5
Rent-A-Center, Inc.	321	12
Shoe Carnival, Inc.A	106	3
Susser Holdings Corp.A	511	12
The Buckle, Inc.	84	3
The Cato Corp., Class A	683	17
The Finish Line Inc, Class A	179	4
		156
Textiles & Apparel - 0.84%
Carter’s, Inc.A	102	4
Columbia Sportswear Co.	116	6
Delta Apparel, Inc.	208	4
Kid Brands, Inc.	2,517	7
Steven Madden Ltd.	244	9
Unifi, Inc.	640	5
Unifirst Corp.	320	19
Wolverine World Wide, Inc.	87	3
		57
Total Consumer Discretionary		769

	Shares	Fair Value
		(000’s)
CONSUMER STAPLES - 4.49%
Beverages - 0.36%
Coca-Cola Bottling Co. Consolidated	138	$8
National Beverage Corp.	995	16
		24
Food & Drug Retailing - 0.89%
Arden Group, Inc., Class A	73	7
Ingles Markets, Inc., Class A	368	6
Nash Finch Co.	416	12
Spartan Stores, Inc.	553	10
Weis Markets, Inc.	649	25
		60
Food Products - 1.82%
Cal-Maine Foods, Inc.	253	9
Diamond Foods, Inc.	44	1
Fresh Del Monte Produce, Inc.	1,507	38
J&J Snack Foods Corp.	340	18
Snyders-Lance, Inc.	1,042	22
The Hain Celestial Group, Inc.A	225	8
Tootsie Roll Industries, Inc.	424	10
USANA Health Sciences, Inc.A	496	17
		123
Household Products - 0.10%
Prestige Brands Holdings, Inc.A	665	7
Personal Products - 0.64%
Revlon, Inc., Class AA	1,688	26
Steiner Leisure Ltd.A	362	17
		43
Tobacco - 0.68%
Alliance One International, Inc.	1,360	4
Universal Corp.	732	35
Vector Group Ltd.	409	7
		46
Total Consumer Staples		303
ENERGY - 3.58%
Energy Equipment & Services - 0.36%
Atlas Energy LPB	265	6
Bristow Group, Inc.	188	9
Teekay Offshore Partners LPB	322	9
		24
Oil & Gas - 3.22%
Crestwood Midstream Partners LPB	558	17
Delek US Holdings, Inc.	695	8
Endeavour International Corp.A	2,214	15
Ferrellgas Partners LPB	133	3
Genesis Energy LPB	113	3
Gran Tierra Energy, Inc.A	1,347	9
Holly Energy Partners LPB	124	7
Hugoton Royalty TrustC	450	10
North European Oil Royalty TrustC	248	8
NuStar GP Holdings LLCD	723	20
Permian Basin Royalty TrustC	853	17
Pioneer Southwest Energy Partners LPB	641	19
Sabine Royalty TrustC	313	21
San Juan Basin Royalty TrustC	857	20
Stone Energy Corp.A	253	7
Transmontaigne Partners LPB	120	4
Vaalco Energy, Inc.	1,685	11
W&T Offshore, Inc.	384	8

	Shares	Fair Value
		(000’s)
Oil & Gas (concluded)
Western Gas Partners LPB	291	$11
		218
Total Energy		242
FINANCIALS - 27.15%
Banks - 10.46%
1st Source Corp.	507	13
Arrow Financial Corp.	252	6
Astoria Financial Corp.	146	1
Bancfirst Corp.	337	13
Banco Latinoamericano de Comercio Exterior S.A.	645	11
Bank of the Ozarks, Inc.	166	5
Berkshire Hills Bancorp, Inc.	158	3
BofI Holding, Inc.A	330	5
Bryn Mawr Bank Corp.	246	5
Camden National Corp.	231	7
Cardinal Financial Corp.	595	6
Cathay General Bancorp	117	2
Center Financial Corp.A	493	4
Chemical Financial Corp.	524	11
Citizens & Northern Corp.	366	6
City Holding Co.	293	10
Community Bank System, Inc.	670	18
Community Trust Bancorp, Inc.	371	10
CVB Financial Corp.	1,084	11
Dime Community Bancshares, Inc.	923	11
Eagle Bancorp, Inc.	415	6
Enterprise Financial Services Corp.	488	7
Financial Institutions, Inc.	354	6
First Busey Corp.	1,602	8
First Citizens BancShares, Inc., Class A	157	28
First Community Bancshares, Inc.	513	6
First Financial Bancorp	1,030	16
First Financial Bankshares, Inc.	578	19
First Financial Corp.	289	10
FirstMerit Corp.	445	7
Flushing Financial Corp.	860	11
FNB Corp.	515	5
Fulton Financial Corp.	518	5
German American Bancorp, Inc.	302	5
Great Southern Bancorp, Inc.	331	7
Hancock Holding Co.	64	2
Heartland Financial USA, Inc.	443	7
Hudson Valley Holding Corp.	221	4
Iberiabank Corp.	118	6
Independent Bank Corp.	456	12
International Bancshares Corp.	1,918	35
Investors Bancorp, Inc.A	1,489	20
Kearny Financial Corp.	332	3
Lakeland Bancorp, Inc.	539	5
Lakeland Financial Corp.	302	7
MainSource Financial Group, Inc.	328	3
Meridian Interstate Bancorp, Inc.A	385	5
National Bankshares, Inc.	180	5
National Penn Bancshares, Inc.	393	3
NBT Bancorp, Inc.	780	17
Northfield Bancorp, Inc.	449	6
Northwest Bancshares, Inc.	425	5
OceanFirst Financial Corp.	476	6
Ocwen Financial Corp.A	411	5
Orrstown Financial Services, Inc.	76	1
Park National Corp.	313	19
Prosperity Bancshares, Inc.	192	8
Provident Financial Services, Inc.	949	12

	Shares	Fair Value
		(000’s)
Banks (concluded)
Provident New York Bancorp	721	$5
S&T Bancorp, Inc.	500	9
Sandy Spring Bancorp, Inc.	444	8
Simmons First National Corp., Class A	307	8
Southside Bancshares, Inc.	477	10
SY Bancorp, Inc.	315	7
TCF Financial Corp.	413	4
The First of Long Island Corp.	210	5
Tompkins Financial Corp.	255	10
TowneBank	490	6
Trustco Bank Corp. NY	1,538	8
Trustmark Corp.	1,029	23
UMB Financial Corp.	649	24
Umpqua Holdings Corp.	468	6
Union First Market Bankshares Corp.	600	8
United Bankshares, Inc.	760	20
Univest Corp. of Pennsylvania	329	5
Virginia Commerce Bancorp, Inc.A	500	3
Washington Federal, Inc.	450	6
Washington Trust Bancorp, Inc.	354	8
Webster Financial Corp.	357	7
WesBanco, Inc.	577	11
Westamerica Bancorporation	117	5
		706
Diversified Financials - 4.24%
Advance America Cash Advance Centers, Inc.	1,772	15
Advent Software, Inc.A	270	7
Capital Southwest Corp.	120	10
Cardtronics, Inc.A	148	4
Cash America International, Inc.	120	6
Cass Information Systems, Inc.	206	8
CBIZ, Inc.A	725	4
Cohen & Steers, Inc.	286	8
CoreLogic, Inc.	484	6
Credit Acceptance Corp.A	243	20
Encore Capital Group, Inc.A	461	10
Epoch Holding Corp.	109	3
ExlService Holdings, Inc.A	449	12
Ezcorp, Inc., Class A	192	6
Federal Agricultural Mortgage Corp.	386	7
First Cash Financial Services, Inc.A	126	5
GAMCO Investors, Inc., Class A	116	5
Harris & Harris Group, Inc.A	935	3
INTL. FCStone, Inc.A	322	8
Janus Capital Group, Inc.	484	3
Knight Capital Group, Inc., Class AA	258	3
MarketAxess Holdings, Inc.	93	3
Nelnet, Inc., Class A	1,938	45
NewStar Financial, Inc.A	512	5
Nicholas Financial, Inc.	263	3
Och-Ziff Capital Management Group LLCD	2,279	18
Oppenheimer Holdings, Inc., Class A	303	5
Portfolio Recovery Associates, Inc.	69	5
Safeguard Scientifics, Inc.A	901	15
Stifel Financial Corp.	217	7
Texas Pacific Land TrustC	64	3
TICC Capital Corp.	1,283	11
Westwood Holdings Group, Inc.	78	3
Wright Express Corp.A	199	10
		286
Insurance - 11.10%
American Equity Investment Life Holding Co.	1,225	14

	Shares	Fair Value
		(000’s)
Insurance (concluded)
American Safety Insurance Holdings Ltd.	405	$9
AMERISAFE, Inc.A	288	7
Amtrust Financial Services, Inc.	1,727	46
Citizens, Inc.A	687	6
CNO Financial Group, Inc.A	10,581	66
Crawford & Co.	877	6
Delphi Financial Group, Inc., Class A	1,856	50
EMC Insurance Group, Inc.	149	3
Employers Holdings, Inc.	767	13
Endurance Specialty Holdings Ltd.	165	6
Enstar Group Ltd.A	432	44
FBL Financial Group, Inc., Class A	1,270	43
Greenlight Capital Re Ltd.A	186	4
Harleysville Group, Inc.	563	33
Horace Mann Educators Corp.	1,008	12
Infinity Property & Casualty Corp.	384	22
Kansas City Life Insurance Co.	249	8
Kemper Corp.	1,747	48
Maiden Holdings Ltd.	2,072	18
MBIA, Inc.	296	3
Meadowbrook Insurance Group, Inc.	1,347	14
Montpelier Re Holdings Ltd.	160	3
National Interstate Corp.	421	10
National Western Life Insurance Co., Class A	119	17
OneBeacon Insurance Group Ltd., Class A	697	11
Presidential Life Corp.	943	10
Protective Life Corp.	1,895	42
RLI Corp.	520	37
Safety Insurance Group, Inc.	206	9
Selective Insurance Group, Inc.	1,225	20
StanCorp Financial Group, Inc.	898	32
State Auto Financial Corp.	198	2
Symetra Financial Corp.	3,291	31
The Hanover Insurance Group, Inc.	185	7
The Navigators Group, Inc.A	204	10
Tower Group, Inc.	1,071	22
United Fire & Casualty Co.	224	4
Universal Insurance Holdings, Inc.	2,303	8
		750
Real Estate - 1.35%
Avis Budget Group, Inc.A	356	4
FirstService Corp.A	129	3
KKR Financial Holdings LLC	6,353	54
WP Carey & Co. LLCD	756	30
		91
Total Financials		1,833
HEALTH CARE - 5.98%
Biotechnology - 0.41%
Maxygen, Inc.	431	2
Myriad Genetics, Inc.A	289	6
Rigel Pharmaceuticals, Inc.A	535	4
Sciclone Pharmaceuticals, Inc.A	1,383	6
Viropharma, Inc.A	392	10
		28
Health Care Equipment & Supplies - 2.00%
Atrion Corp.	45	11
CONMED Corp.A	295	8
Haemonetics Corp.A	133	8
Hillenbrand, Inc.	1,538	34
Integra LifeSciences Holdings Corp.A	144	5
Invacare Corp.	669	14
Masimo Corp.	204	4

	Shares	Fair Value
		(000’s)
Health Care Equipment & Supplies (concluded)
Mine Safety Appliances Co.	713	$25
Nordion, Inc.	560	5
West Pharmaceutical Services, Inc.	537	21
		135
Health Care Providers & Services - 3.29%
Amsurg Corp.A	652	17
Assisted Living Concepts, Inc.	307	4
Cantel Medical Corp.	165	4
Centene Corp.A	259	10
Corvel Corp.A	220	10
Five Star Quality Care, Inc.A	2,002	5
Gentiva Health Services, Inc.	1,698	10
Kindred Healthcare, Inc.A	92	1
Magellan Health Services, Inc.A	162	8
MAXIMUS, Inc.	180	7
Metropolitan Health Networks, Inc.A	1,793	13
Molina Healthcare, Inc.A	80	2
National Healthcare Corp.	468	20
PAREXEL International Corp.A	104	2
PSS World Medical, Inc.A	181	4
The Advisory Board Co.A	55	4
The Ensign Group, Inc.	512	12
Triple-S Management Corp., Class BA	808	16
Universal American Corp.	5,000	67
VCA Antech, Inc.A	294	6
		222
Pharmaceuticals - 0.28%
China Biologic Products, Inc.A	853	7
Depomed, Inc.A	781	4
Par Pharmaceutical Cos., Inc.	188	6
Pozen, Inc.A	424	2
		19
Total Health Care		404

INDUSTRIALS - 18.28%
Aerospace & Defense - 1.79%
Cubic Corp.	556	24
Curtiss-Wright Corp.	1,069	35
Hexcel Corp.	173	4
Kaman Corp.	469	15
Moog, Inc., Class A	1,045	43
		121
Air Freight & Couriers - 0.30%
Air Transport Services Group, Inc.A	1,852	9
HUB Group, Inc., Class AA	190	6
UTi Worldwide, Inc.	349	5
		20
Airlines - 0.87%
Aircastle Ltd.	1,973	23
Hawaiian Holdings, Inc.A	5,749	34
Pinnacle Airlines Corp.A	503	1
US Airways Group, Inc.A	285	1
		59
Building Products - 0.55%
AAON, Inc.	355	8
Drew Industries, Inc.	413	9
Lennox International, Inc.	181	6
Simpson Manufacturing Co. Inc	252	8
Watsco, Inc.	96	6
		37
Commercial Services & Supplies - 4.63%
ABM Industries, Inc.	275	6

	Shares	Fair Value
		(000’s)
Commercial Services & Supplies (concluded)
Atlas Air Worldwide Holdings, Inc.A	136	$6
Bridgepoint Education, Inc.A	1,771	39
Career Education Corp.A	397	3
Convergys Corp.A	3,188	42
CSG Systems International, Inc.A	315	5
Deluxe Corp.	1,755	40
Electro Rent Corp.	554	9
Ennis, Inc.	814	12
FTI Consulting, Inc.A	141	6
G&K Services, Inc., Class A	329	10
Healthcare Services Group, Inc.	226	4
Herman Miller, Inc.	301	6
Iconix Brand Group, Inc.A	377	7
Intersections, Inc.	411	4
McGrath Rentcorp	561	16
Multi-Color Corp.	361	9
NAM TAI Electronics, Inc.	709	4
PHH Corp.A	146	2
Schawk, Inc.	525	7
Standard Parking Corp.A	373	7
TeleTech Holdings, Inc.A	1,124	20
Tetra Tech, Inc.A	322	7
The Brink’s Co.	242	6
The Corporate Executive Board Co.	178	7
The Geo Group, Inc.A	335	6
The Providence Service Corp.A	192	2
United Stationers, Inc.	268	9
Universal Technical Institute, Inc.	321	4
VSE Corp.	274	7
		312
Construction & Engineering - 0.37%
EMCOR Group, Inc.	346	9
MasTec, Inc.A	140	2
Primoris Services Corp.	970	14
		25
Diversified Manufacturing - 0.10%
Barnes Group, Inc.	284	7
Electrical Equipment - 1.57%
A.O. Smith Corp.	68	3
Belden, Inc.	246	8
Brady Corp., Class A	527	16
Encore Wire Corp.	391	10
EnerSysA	258	6
Franklin Electric Co. Inc	244	11
II-VI, Inc.	323	6
Jinpan International Ltd.	351	3
Kemet Corp.A	4,074	34
Preformed Line Products Co.	167	9
		106
Industrial Conglomerates - 1.14%
Chemed Corp.	110	6
China Yida Holding Co.A	502	1
GATX Corp.	241	10
ICF International, Inc.A	261	7
Park-Ohio Holdings Corp.	451	9
Raven Industries, Inc.	297	18
Standex International Corp.	291	9
Tredegar Corp.	575	13
US Ecology, Inc.	204	4
		77
Machinery - 3.16%
Actuant Corp., Class A	354	8
Alamo Group, Inc.	354	10
Albany International Corp.	533	13

	Shares	Fair Value
		(000’s)
Machinery (concluded)
Ampco-Pittsburgh Corp.	414	$9
Applied Industrial Technologies, Inc.	219	8
Blount International, Inc.A	1,087	17
Cascade Corp.	287	12
Colfax Corp.A	705	21
ESCO Technologies, Inc.	544	15
John Bean Technologies Corp.	777	13
Kaydon Corp.	109	3
Middleby Corp.	98	9
Miller Industries, Inc.	321	5
Mueller Industries, Inc.	398	15
NACCO Industries, Inc., Class A	306	25
Oshkosh Corp.	310	6
Robbins & Myers, Inc.	80	4
Sun Hydraulics Corp.	363	9
The Gorman-Rupp Co.	384	11
		213
Marine - 1.95%
Alexander & Baldwin, Inc.	73	3
CAI International, Inc.A	724	11
Diana Shipping, Inc.	3,186	24
Excel Maritime Carriers Ltd.	6,880	13
Navios Maritime Holdings, Inc.	8,849	30
Paragon Shipping, Inc., Class A	986	1
Safe Bulkers, Inc.	4,696	29
Ship Finance International Ltd.	2,051	21
		132
Road & Rail - 1.08%
Amerco, Inc.	728	57
Heartland Express, Inc.	469	6
Marten Transport Ltd.	218	4
Werner Enterprises, Inc.	247	6
		73
Trading Companies & Distributors - 0.71%
Textainer Group Holdings Ltd.	1,776	48
Transportation Infrastructure - 0.06%
Macquarie Infrastructure Co. LLCD	157	4

Total Industrials		1,234

INFORMATION TECHNOLOGY - 9.88%
Communications Equipment - 1.20%
Bel Fuse, Inc.	151	3
Black Box Corp.	572	16
Mitel Networks Corp.A	6,643	17
NeuStar, Inc., Class AA	664	23
Plantronics, Inc.	244	8
Verint Systems, Inc.A	130	4
Viasat, Inc.A	217	10
		81
Computers & Peripherals - 0.43%
Cray, Inc.A	1,400	9
Super Micro Computer, Inc.A	525	7
Xyratex Ltd.	959	13
		29
Electronic Equipment & Instruments - 3.54%
Benchmark Electronics, Inc.A	1,474	20
Celestica, Inc.A	4,763	40
Coherent, Inc.A	129	7
CTS Corp.	727	6
ePlus, Inc.A	330	9
Hittite Microwave Corp.A	162	9

	Shares	Fair Value
		(000’s)
Electronic Equipment & Instruments (concluded)
Littelfuse, Inc.	536	$25
Methode Electronics, Inc.	273	2
MTS Systems Corp.	353	14
Multi-Fineline Electronix, Inc.A	729	15
Orbotech Ltd.	1,720	18
Park Electrochemical Corp.	412	11
Plexus Corp.A	66	2
Scansource, Inc.A	679	24
Teledyne Technologies, Inc.A	315	18
TTM Technologies, Inc.A	143	2
Vishay Intertechnology, Inc.A	489	5
X-Rite, Inc.A	1,058	5
Zygo Corp.A	455	7
		239
Internet Software & Services - 0.55%
EasyLink Services International Corp., Series AA	538	2
j2 Global Communications, Inc.	488	13
K12, Inc.A	63	2
Netgear, Inc.A	127	5
United Online, Inc.	1,697	9
ValueClick, Inc.A	408	6
		37
IT Consulting & Services - 0.70%
CACI International, Inc., Class AA	157	9
Exponent, Inc.A	211	10
Lender Processing Services, Inc.	287	5
MoneyGram International, Inc.A	87	1
Sapient Corp.	473	6
Sykes Enterprises, Inc.A	691	12
Telvent GIT S.A.	117	4
		47
Semiconductor Equipment & Products - 2.84%
Amkor Technology, Inc.A	10,689	46
Brooks Automation, Inc.	2,719	26
Cohu, Inc.	757	8
Cymer, Inc.A	158	7
Diodes, Inc.A	80	2
Entegris, Inc.A	237	2
Fairchild Semiconductor International, Inc.A	434	6
FEI Co.A	202	8
International Rectifier Corp.A	362	8
IXYS Corp.	864	10
MKS Instruments, Inc.	1,601	43
Nova Measuring Instruments Ltd.A	725	5
QLogic Corp.A	353	5
Rudolph Technologies, Inc.A	1,042	8
Semtech Corp.A	337	8
		192
Software - 0.62%
Blackbaud, Inc.	229	7
Cognex Corp.	217	8
JDA Software Group, Inc.A	219	7
Mentor Graphics Corp.	377	5
Net 1 UEPS Technologies, Inc.A	1,359	8
Progress Software Corp.A	346	7
		42
Total Information Technology		667

MATERIALS - 6.31%
Chemicals - 2.63%
American Vanguard Corp.	293	4
Balchem Corp.	98	4
China XD Plastics Co. LtdA	1,700	8

	Shares	Fair Value
		(000’s)
Chemicals (concluded)
HB Fuller Co.	167	$4
Innophos Holdings, Inc.	518	26
Innospec, Inc.	1,044	30
Minerals Technologies, Inc.	33	2
NL Industries, Inc.	1,016	14
Olin Corp.	412	8
PolyOne Corp.	3,546	37
Sensient Technologies Corp.	88	3
Stepan Co.	288	23
Yongye International, Inc.A	1,635	8
Zep, Inc.	408	6
		177
Construction Materials - 0.13%
United States Lime & Minerals, Inc.	164	9
Containers & Packaging - 1.14%
Graphic Packaging Holding Co.A	8,268	37
Greif, Inc., Class A	605	28
KapStone Paper and Packaging Corp.A	707	12
		77
Metals & Mining - 1.51%
AMCOL International Corp.	533	18
China Gerui Advanced Materials Group Ltd.A	2,790	11
China Natural Resources, Inc.A	831	8
China Valves Technology, Inc.A	2,331	6
Harry Winston Diamond Corp.	435	5
Impax Laboratories, Inc.A	339	7
MFC Industrial Ltd.	2,128	14
Noranda Aluminum Holding Corp.	2,248	18
Schnitzer Steel Industries, Inc.	42	2
Vista Gold Corp.A	1,794	6
Worthington Industries, Inc.	378	7
		102
Paper & Forest Products - 0.90%
Buckeye Technologies, Inc.	134	4
Mercer International, Inc.	5,727	34
Neenah Paper, Inc.	242	5
PH Glatfelter Co.	977	14
Schweitzer-Mauduit International, Inc.	55	4
		61
Total Materials		426

TELECOMMUNICATION SERVICES - 3.08%
Diversified Telecommunication - 0.07%
Lumos Networks Corp.	360	5
Diversified Telecommunication Services - 2.21%
AboveNet, Inc.	133	8
Cincinnati Bell, Inc.	1,768	5
EchoStar Corp., Class AA	650	14
Loral Space & Communications, Inc.A	1,916	120
Shenandoah Telecommunications Co.	143	2
		149
Wireless Telecommunication Services - 0.80%
NTELOS Holdings Corp.	383	8
Pendrell Corp.A	10,256	28
Telephone & Data Systems, Inc.	258	7
USA Mobility, Inc.	807	11
		54
Total Telecommunication Services		208

	Shares	Fair Value
		(000’s)
UTILITIES - 4.22%
Electric Utilities - 2.09%
Allete, Inc.	734	$29
Black Hills Corp.	205	7
CH Energy Group, Inc.	261	15
El Paso Electric Co.	217	7
IDACORP, Inc.	87	4
MGE Energy, Inc.	500	22
NorthWestern Corp.	187	7
PNM Resources, Inc.	447	9
Portland General Electric Co.	133	3
UIL Holdings Corp.	261	9
Unisource Energy Corp.	801	29
		141
Gas Utilities - 1.63%
Chesapeake Utilities Corp.	197	8
New Jersey Resources Corp.	72	3
Northwest Natural Gas Co.	139	7
South Jersey Industries, Inc.	501	28
Southwest Gas Corp.	894	37
Star Gas Partners LPB	846	4
The Laclede Group, Inc.	485	19
WGL Holdings, Inc.	90	4
		110
Multi-Utilities - 0.44%
Avista Corp.	1,185	30

Water Utilities - 0.06%
SJW Corp.	165	4

Total Utilities		285
Total Common Stock (Cost $6,431)		6,371
SHORT-TERM INVESTMENTS - 3.63% (Cost $245)
JPMorgan U.S. Government Money Market Fund	245,067	245

TOTAL INVESTMENTS - 97.99% (Cost $6,676)		6,616
OTHER ASSETS, NET OF LIABILITIES - 2.01%		136
TOTAL NET ASSETS - 100.00%		$6,752

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Limited Partnership.
C	Royalty Trust.
D	Limited Liability Company.

Futures Contracts Open at November 30, 2011 (000’s)
	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation
Russell 2000 Mini Index Future	3	December, 2011	221	$ 7
			221	$ 7

American Beacon Zebra Large Cap Equity Fund

Portfolio of Investments

November 30, 2011 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 93.07%
CONSUMER DISCRETIONARY - 9.86%
Auto Components - 1.37%
Federal-Mogul Corp.A	401	$6
Johnson Controls, Inc.	1,042	33
Lear Corp.	735	31
Magna International, Inc.	2,321	82
Sauer-Danfoss, Inc.	679	26
TRW Automotive Holdings Corp.A	1,323	43
		221
Distributors - 0.25%
Genuine Parts Co.	703	41
Hotels, Restaurants & Leisure - 1.23%
Chipotle Mexican Grill, Inc.A	28	9
Icahn Enterprises LPB	1,106	42
Las Vegas Sands Corp.A	463	22
Marriott International, Inc., Class A	228	7
Marriott Vacations Worldwide Corp.A	23	0
Starbucks Corp.	1,146	49
Starwood Hotels & Resorts Worldwide, Inc.	126	6
Wynn Resorts Ltd.	189	23
Yum! Brands, Inc.	710	40
		198
Household Durables - 0.46%
Garmin Ltd.	1,094	40
Snap-On, Inc.	326	17
Stanley Black & Decker, Inc.	256	17
		74
Internet & Catalog Retail - 0.87%
Liberty Capital, Series A A	1,367	105
priceline.com, Inc.A	75	36
		141
Media - 3.31%
CBS Corp., Class BC	958	25
CTC Media, Inc.	623	6
Gannett Co. Inc.	1,526	17
John Wiley & Sons, Inc., Class A	162	8
Liberty Interactive Corp.A	3,183	52
Netflix, Inc.A	81	5
Omnicom Group, Inc.	429	19
Shaw Communications, Inc., Class BC	3,451	70
The McGraw-Hill Cos., Inc.	1,525	65
The Washington Post Co., Class B	16	6
Thomson Reuters Corp.	2,585	69
Time Warner Cable, Inc.	1,019	62
Viacom, Inc., Class B	2,944	131
		535
Multiline Retail - 0.68%
Dollar General Corp.A	1,607	66
Kohl’s Corp.	431	23
Macy’s, Inc.	654	21
		110
Specialty Retail - 1.18%
AutoZone, Inc.A	64	21
Bed Bath & Beyond, Inc.A	384	23
Best Buy Co. Inc.	247	7
Lowe’s Cos., Inc.	1,957	47

	Shares	Fair Value
		(000’s)
Specialty Retail (concluded)
Ltd Brands, Inc.	471	$20
Signet Jewelers Ltd.	454	20
Staples, Inc.	1,088	16
TJX Cos., Inc.	587	36
		190
Textiles & Apparel - 0.51%
Coach, Inc.	450	29
Gildan Activewear, Inc.	684	16
NIKE, Inc.	244	23
VF Corp.	99	14
		82
Total Consumer Discretionary		1,592

CONSUMER STAPLES - 7.50%
Beverages - 0.75%
Brown-Forman Corp., Class B	434	35
Constellation Brands, Inc.A	2,097	41
Molson Coors Brewing Co., Class B	1,125	45
		121
Food & Drug Retailing - 0.67%
Mead Johnson Nutrition Co.	312	23
Sysco Corp.	1,879	53
The Kroger Co.	928	22
Whole Foods Market, Inc.	159	11
		109
Food Products - 3.87%
Archer-Daniels-Midland Co.	4,362	132
Bunge Ltd.	1,205	75
Campbell Soup Co.	921	30
ConAgra Foods, Inc.	370	9
Corn Products International, Inc.	393	20
General Mills, Inc.	2,174	87
Green Mountain Coffee Roasters, Inc.A	232	12
HJ Heinz Co.	494	26
Hormel Foods Corp.	1,575	47
Kellogg Co.	1,131	56
McCormick & Co, Inc.C	587	29
Sara Lee Corp.	527	10
Seaboard Corp.	16	32
Smithfield Foods, Inc.A	697	17
The JM Smucker Co.	552	42
		624
Household Products - 0.89%
Church & Dwight Co. Inc.	294	13
Kimberly-Clark Corp.	1,827	131
		144
Personal Products - 0.28%
Avon Products, Inc.	273	5
Sally Beauty Holdings, Inc.A	990	20
The Estee Lauder Cos., Inc., Class A	182	21
		46
Tobacco - 1.04%
Lorillard, Inc.	216	24
Reynolds American, Inc.	3,412	143
		167
Total Consumer Staples		1,211

ENERGY - 7.69%
Energy Equipment & Services - 1.08%
Baker Hughes, Inc.	391	21
Boardwalk Pipeline Partners LPB	486	13

	Shares	Fair Value
		(000’s)
Energy Equipment & Services (concluded)
Cameron International Corp.A	377	$20
FMC Technologies, Inc.A	213	11
National Oilwell Varco, Inc.	649	47
Precision Drilling Corp.A	1,391	16
SEACOR Holdings, Inc.	91	8
Transocean Ltd.	491	21
Weatherford International Ltd.A	1,146	17
		174
Metals & Mining - 0.03%
Cameco Corp.	251	5
Oil & Gas - 6.58%
Alliance Holdings GP LPB	459	23
Chesapeake Energy Corp.	1,013	26
Consol Energy, Inc.	346	14
Continental Resources, Inc.A	115	8
Devon Energy Corp.	372	24
El Paso Corp.	1,178	29
El Paso Pipeline Partners LPB	413	14
Enbridge, Inc.	1,846	65
Encana Corp.	1,128	23
Energy Transfer Equity LPB	712	25
Enerplus Corp.	446	12
EOG Resources, Inc.	412	43
Hess Corp.	3,049	184
Magellan Midstream Partners LPB	604	39
Marathon Oil Corp.	638	18
Murphy Oil Corp.	298	17
Nexen, Inc.	810	13
Noble Energy, Inc.	272	27
NuStar Energy LPB	358	20
ONEOK Partners LPB	315	16
Peabody Energy Corp.	414	16
Plains All American Pipeline LPB	710	46
Range Resources Corp.	143	10
Southwestern Energy Co.	533	20
Spectra Energy Corp.	3,464	102
Spectra Energy Partners LPB	246	7
Sunoco Logistics Partners LPB	253	26
Talisman Energy, Inc.	1,576	21
The Williams Cos., Inc.	904	29
TransCanada Corp.	1,892	79
Valero Energy Corp.	879	20
Williams Partners LPB	803	47
		1,063
Total Energy		1,242

FINANCIALS - 22.22%
Banks - 2.61%
BB&T Corp.	1,067	25
BOK Financial Corp.	525	29
Commerce Bancshares, Inc.	513	19
Fifth Third Bancorp	588	7
Hudson City Bancorp, Inc.	2,369	13
New York Community Bancorp, Inc.	911	11
Northern Trust Corp.	154	6
PNC Financial Services Group, Inc.	3,870	210
SunTrust Banks, Inc.	822	15
The Bank of New York Mellon Corp.	4,436	86
		421
Diversified Financials - 5.67%
American Capital Ltd.	12,277	86
Ameriprise Financial, Inc.	1,447	66
Apollo Investment Corp.	1,052	8

	Shares	Fair Value
		(000’s)
Diversified Financials (concluded)
Ares Capital Corp.	2,443	$38
BlackRock, Inc.	205	35
Capital One Financial Corp.	4,738	211
CME Group, Inc.	104	26
Discover Financial Services	3,861	92
Franklin Resources, Inc.	1,147	115
Jefferies Group, Inc.	330	4
Lazard Ltd., Class AC	218	6
Natural Resource Partners LPB	272	7
Raymond James Financial, Inc.	725	22
SEI Investments Co.	944	16
SLM Corp.	1,705	22
State Street Corp.	2,787	110
T. Rowe Price Group, Inc.	397	23
TD Ameritrade Holding Corp.	367	6
The Charles Schwab Corp.	1,904	23
		916
Insurance - 12.11%
ACE Ltd.	2,826	197
Aflac, Inc.	1,545	67
Alleghany Corp.	58	17
Allied World Assurance Co. Holdings, AG	587	35
American Financial Group, Inc.	1,075	39
American National Insurance Co.	220	16
Aon Corp.	490	23
Arch Capital Group Ltd.A	1,066	40
Assurant, Inc.	899	35
Cincinnati Financial Corp.	367	11
CNA Financial Corp.	3,370	88
Erie Indemnity Co., Class A	259	19
Fidelity National Financial, Inc.	1,458	23
Hartford Financial Services Group, Inc.	4,504	80
HCC Insurance Holdings, Inc.	765	21
Leucadia National Corp.	2,108	49
Lincoln National Corp.	1,566	32
Loews Corp.	2,445	94
Manulife Financial Corp.	11,697	126
Markel Corp.A	56	22
Marsh & McLennan Cos., Inc.	2,038	62
Principal Financial Group, Inc.	1,010	24
ProAssurance Corp.	286	23
Protective Life Corp.	312	7
Prudential Financial, Inc.	3,088	156
Reinsurance Group of America, Inc.	816	42
Sun Life Financial, Inc.	6,038	109
The Allstate Corp.	777	21
The Chubb Corp.	2,235	151
The Progressive Corp.	3,740	71
The Travelers Cos., Inc.	1,802	101
Torchmark Corp.	714	30
Unum Group	2,299	52
Validus Holdings Ltd.	272	8
Willis Group Holdings plc	916	32
WR Berkley Corp.	977	33
		1,956
Real Estate - 1.83%
Brookfield Asset Management, Inc., Class A	6,310	175
Brookfield Office Properties, Inc.D	8,208	121
		296
Total Financials		3,589

	Shares	Fair Value
		(000’s)
HEALTH CARE - 8.36%
Biotechnology - 0.80%
Agilent Technologies, Inc.A	531	$20
Alexion Pharmaceuticals, Inc.A	165	11
Biogen Idec, Inc.A	371	43
Celgene Corp.A	706	44
Mettler-Toledo International, Inc.A	48	8
Vertex Pharmaceuticals, Inc.A	131	4
		130
Health Care Equipment & Supplies - 1.89%
Becton Dickinson and Co.	1,068	79
Bio-Rad Laboratories, Inc.A	72	7
Boston Scientific Corp.A	1,368	8
Covidien plc	760	35
Intuitive Surgical, Inc.A	61	26
St. Jude Medical, Inc.	503	19
Stryker Corp.	1,827	89
Thermo Fisher Scientific, Inc.	586	28
Zimmer Holdings, Inc.A	293	15
		306
Health Care Providers & Services - 4.70%
Aetna, Inc.	2,786	117
AmerisourceBergen Corp.	241	9
Cardinal Health, Inc.	531	23
Cerner Corp.A	150	9
Cigna Corp.	2,052	91
Coventry Health Care, Inc.A	1,425	46
Express Scripts, Inc.A	775	35
HealthSouth Corp.A	3,784	65
Healthspring, Inc.A	182	10
Henry Schein, Inc.A	405	26
Humana, Inc.	1,091	97
McKesson Corp.	383	31
WellPoint, Inc.	2,832	199
		758
Pharmaceuticals - 0.97%
Allergan Inc.	468	39
Forest Laboratories, Inc.A	2,177	65
Medco Health Solutions, Inc.A	542	31
Valeant Pharmaceuticals International, Inc.	460	21
		156
Total Health Care		1,350

INDUSTRIALS - 10.40%
Aerospace & Defense - 5.21%
Alliant Techsystems, Inc.	320	19
General Dynamics Corp.	3,329	220
Goodrich Corp.	96	12
L-3 Communications Holdings, Inc.	894	59
Lockheed Martin Corp.	2,653	207
Northrop Grumman Corp.	2,606	149
Precision Castparts Corp.	220	36
Raytheon Co.	2,997	137
		839
Air Freight & Couriers - 0.35%
CH Robinson Worldwide, Inc.	251	17
FedEx Corp.	483	40
		57
Airlines - 0.28%
Alaska Air Group, Inc.	403	28
Copa Holdings S.A., Class A	280	18
		46

	Shares	Fair Value
		(000’s)
Commercial Services & Supplies - 0.58%
Equifax, Inc.	206	$8
Genpact Ltd.A	559	9
Republic Services, Inc.	580	16
RR Donnelley & Sons Co.	469	7
The Dun & Bradstreet Corp.	251	18
Waste Management, Inc.	1,184	36
		94
Construction & Engineering - 0.25%
AECOM Technology Corp.A	798	16
Fluor Corp.	267	15
URS Corp.	268	10
		41
Electrical Equipment - 0.32%
AMETEK, Inc.	686	29
Hubbell, Inc., Class B	337	22
		51
Electronic Equipment & Instruments - 0.04%
Rockwell Automation, Inc.	92	7
Industrial Conglomerates - 0.21%
Tyco International Ltd.	713	34
Machinery - 2.01%
CNH Global N.V.	2,241	90
Cummins, Inc.	300	29
Donaldson Co, Inc.	360	25
Dover Corp.	286	16
Eaton Corp.	523	23
IDEX Corp.	254	9
Illinois Tool Works, Inc.	757	34
Ingersoll-Rand plc	506	17
Lincoln Electric Holdings, Inc.	278	11
Nordson Corp.	143	7
Oshkosh Corp.	509	10
PACCAR, Inc.	561	23
Parker Hannifin Corp.	243	20
Pentair, Inc.	272	10
		324
Road & Rail - 1.08%
Canadian Pacific Railway Ltd.	912	55
CSX Corp.	1,684	37
Norfolk Southern Corp.	1,109	83
		175
Trading Companies & Distributors - 0.07%
WW Grainger, Inc.	63	12
Total Industrials		1,680

INFORMATION TECHNOLOGY - 8.11%
Communications Equipment - 1.63%
Corning, Inc.	12,915	172
Harris Corp.	981	35
Juniper Networks, Inc.A	818	19
Motorola Solutions, Inc.	523	24
Research In Motion Ltd.A	803	14
		264
Computers & Peripherals - 1.42%
Dell, Inc.A	12,885	203
NetApp, Inc.A	564	21
NVIDIA Corp.A	383	6
		230

	Shares	Fair Value
		(000’s)
Electronic Equipment & Instruments - 1.76%
Arrow Electronics, Inc.	1,225	$45
Avnet, Inc.	1,734	51
AVX Corp.	2,099	27
Flextronics International Ltd.A	6,470	39
Ingram Micro, Inc., Class AA	1,004	18
TE Connectivity Ltd.	3,298	104
		284
Internet Software & Services - 0.19%
Yahoo! Inc.A	1,958	31
IT Consulting & Services - 1.29%
Automatic Data Processing, Inc.	756	39
CGI Group, Inc., Class AA	2,137	39
Cognizant Technology Solutions Corp.A	465	31
Computer Sciences Corp.	1,315	32
Fidelity National Information Services, Inc.	768	19
SAIC, Inc.A	2,573	31
The Western Union Co.	965	17
		208
Office Electronics - 0.11%
Xerox Corp.	2,149	18
Semiconductor Equipment & Products - 0.43%
Altera Corp.	496	19
Analog Devices, Inc.	191	7
Applied Materials, Inc.	2,017	22
Broadcom Corp., Class A	737	21
		69
Software - 1.28%
Activision Blizzard, Inc.	1,749	22
Adobe Systems, Inc.	763	21
CA, Inc.	771	16
Check Point Software Technologies Ltd.A	319	18
Citrix Systems, Inc.A	288	21
DST Systems, Inc.	489	23
Intuit, Inc.	466	24
Salesforce.com, Inc.A	204	24
Symantec Corp.A	1,144	19
VMware, Inc., Class AA	184	18
		206
Total Information Technology		1,310

MATERIALS - 4.60%
Chemicals - 2.26%
Agrium, Inc.	241	17
Air Products & Chemicals, Inc.	991	84
Cabot Corp.	496	16
CF Industries Holdings, Inc.	64	9
Ecolab, Inc.	357	20
Kronos Worldwide, Inc.	814	16
NewMarket Corp.	56	11
PPG Industries, Inc.	243	21
Praxair, Inc.	498	51
Sigma-Aldrich Corp.	488	32
Terra Nitrogen Co. LPB	138	22
The Mosaic Co.	423	22
Valhi, Inc.	208	13
Westlake Chemical Corp.	560	24
WR Grace & Co.A	163	7
		365
Containers & Packaging - 0.61%
Aptargroup, Inc.	383	19

	Shares	Fair Value
		(000’s)
Containers & Packaging - 0.61% (concluded)
Ball Corp.	945	$33
Jarden Corp.	604	19
Sealed Air Corp.	369	7
Sonoco Products Co.	656	21
		99
Metals & Mining - 1.48%
Agnico-Eagle Mines Ltd.	151	7
Alcoa, Inc.	1,627	16
Cliffs Natural Resources, Inc.	216	15
Kinross Gold Corp.	3,323	46
Newmont Mining Corp.	314	22
Nucor Corp.	482	19
Silver Standard Resources, Inc.A	805	12
Southern Copper Corp.	3,301	102
		239
Paper & Forest Products - 0.25%
Brookfield Infrastructure Partners LPB	415	11
Domtar Corp.	131	10
International Paper Co.	670	19
		40
Total Materials		743

TELECOMMUNICATION SERVICES - 2.19%
Diversified Telecommunication Services - 1.78%
BCE, Inc.	2,936	115
CenturyLink, Inc.	933	35
Rogers Communications, Inc., Class B	3,683	136
		286
Wireless Telecommunication Services - 0.41%
American Tower Corp., Class A	605	36
Crown Castle International Corp.A	442	19
Sprint Nextel Corp.	4,584	12
		67
Total Telecommunication Services		353

UTILITIES - 12.14%
Electric Utilities - 8.91%
Alliant Energy Corp.	692	29
Ameren Corp.	1,444	49
American Electric Power Co, Inc.	2,794	111
American Water Works Co, Inc.	299	9
Consolidated Edison, Inc.	1,491	89
Dominion Resources, Inc.	3,192	165
DTE Energy Co.	839	44
Edison International	1,941	76
Entergy Corp.	1,210	85
Exelon Corp.	4,364	193
FirstEnergy Corp.	1,327	59
NextEra Energy, Inc.	2,868	159
NSTAR	322	15
OGE Energy Corp.	535	28
PG&E Corp.	2,147	83
PPL Corp.	2,396	72
Progress Energy, Inc.	788	43
Public Service Enterprise Group, Inc.	3,957	130
		1,439
Gas Utilities - 1.24%
AGL Resources, Inc.	488	20
Atmos Energy Corp.	513	18
Energen Corp.	396	20
Kinder Morgan Energy Partners LPB	141	11
MDU Resources Group, Inc.	1,017	22
Sempra Energy	1,267	67

	Shares	Fair Value
		(000’s)
Southern Union Co.	210	$9
TC Pipelines LPB	228	11
UGI Corp.	747	22
		200
Multi-Utilities - 1.99%
Duke Energy Corp.	8,599	180
SCANA Corp.	725	32
Wisconsin Energy Corp.	1,215	40
Xcel Energy, Inc.	2,673	70
		322
Total Utilities		1,961
Total Common Stock (Cost $15,503)		15,031

RIGHTS/WARRANTS - 0% (Cost $1)
American International Group, Inc., Exp. 1/19/21	51	0

SHORT-TERM INVESTMENTS - 5.42% (Cost $875)
JPMorgan U.S. Government Money Market Fund	874,849	875
TOTAL INVESTMENTS - 98.49% (Cost $16,379)		15,906
OTHER ASSETS, NET OF LIABILITIES - 1.51%		244
TOTAL NET ASSETS - 100.00%		$16,150

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Limited Partnership.
C	Non-voting participating shares.
D	REIT.

Futures Contracts Open at November 30, 2011 (000’s)
	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation
S&P 500 Mini E Index Future	14	December, 2011	$ 872	$ 2

			$ 872	$ 2

American Beacon Evercore Small Cap Equity Fund

Porfolio of Investments

November 30, 2011 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 98.30% (Cost $693)
JPMorgan U.S. Government Money Market Fund	693,382	$693
TOTAL INVESTMENTS - 98.30% (Cost $693)		693
OTHER ASSETS, NET OF LIABILITIES - 1.70%		7
TOTAL NET ASSETS - 100.00%		$700

Percentages are stated as a percent of net assets.

American Beacon SiM High Yield Opportunities Fund

Portfolio of Investments

November 30, 2011 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 3.34%
FINANCIALS - 1.85%
Real Estate - 1.85%
Annaly Capital Management, Inc.A	19,840	$319
Omega Healthcare Investors, Inc.A	18,400	330
Total Financials		649
TELECOMMUNICATION SERVICES - 1.49%
Diversified Telecommunication Services - 1.49%
Telekom Austria AG	28,200	327
Telekomunikacja Polska S.A.	35,000	193
Total Telecommunication Services		520
Total Common Stocks (Cost $1,207)		1,169

PREFERRED STOCKS - 2.52% (Cost $1,095)
INDUSTRIALS - 2.52%
Airlines - 2.52%
Continental Airlines Finance Trust II	32,250	883

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 5.01%
Live Nation Entertainment, Inc., 2.875%, Due 7/15/2027	$1,000	893
TeleCommunication Systems, Inc., 4.50%, Due 11/1/2014B	1,025	860
Total Convertible Obligations (Cost $1,865)		1,753

CORPORATE OBLIGATIONS - 78.29%
Commercial Paper - 8.81%
Cirsa Funding Luxembourg S.A., 8.75%, Due 5/15/2018B	EUR 850	874
Moto Finance plc, 10.25%, Due 3/15/2017B	EUR 500	639
Obrascon Huarte Lain S.A., 8.75%, Due 3/15/2018	EUR 600	774
Ono Finance II plc, 11.125%, Due 7/15/2019B	EUR 750	796
		3,083
Energy - 5.36%
Forbes Energy Services Ltd., 9.00%, Due 6/15/2019	1,000	930
Saratoga Resources, Inc., 12.50%, Due 7/1/2016	950	945
		1,875
Finance - 6.56%
CIT Group, Inc., 7.00%, Due 5/1/2016	400	396
Multiplan, Inc., 9.875%, Due 9/1/2018B	850	848
Nuveen Investments, Inc., 10.50%, Due 11/15/2015	1,100	1,050
		2,294
Industrials - 52.33%
Alliance HealthCare Services, Inc., 8.00%, Due 12/1/2016	800	544
American Seafoods Group LLC, 10.75%, Due 5/15/2016B C	450	441
ARAMARK Holdings Corp., 8.625%, Due 5/1/2016B	1,000	1,015
Asbury Automotive Group, Inc., 7.625%, Due 3/15/2017	1,100	1,066
Avis Budget Car Rental LLC, 9.625%, Due 3/15/2018C	495	499
Avis Budget Car Rental LLC / 8.25%, Due 1/15/2019C	500	481
CoreLogic Inc., 7.25%, Due 6/1/2021B	850	816
Entravision Communications Corp., 8.75%, Due 8/1/2017	900	880
Exopack Holding Corp., 10.00%, Due 6/1/2018B	900	891
Goodman Networks, Inc., 12.125%, Due 7/1/2018B	850	812
Harmony Foods Corp., 10.00%, Due 5/1/2016B	700	672
HCA, Inc., 7.50%, Due 2/15/2022	900	887
Healthsouth Corp., 7.75%, Due 9/15/2022	900	873
IMS Health, Inc., 12.50%, Due 3/1/2018B	775	864
Interactive Network Inc., 14.00%, Due 9/30/2013B	786	772
Kindred Healthcare, Inc., 8.25%, Due 6/1/2019	1,000	830
MDC Partners, Inc., 11.00%, Due 11/1/2016	550	586
Merge Healthcare, Inc., 11.75%, Due 5/1/2015	650	673

	Par Amount	Fair Value
	(000’s)	(000’s)
MGM Resorts International, 7.50%, Due 6/1/2016	$1,000	$954
Omnicare, Inc., 7.75%, Due 6/1/2020	400	422
Quality Distribution LLC, 9.875%, Due 11/1/2018C	900	902
Seagate HDD Cayman, 7.75%, Due 12/15/2018B	600	618
Tenet Healthcare Corp., 8.00%, Due 8/1/2020	900	873
Univision Communications, Inc.,
7.875%, Due 11/1/2020B	300	284
8.50%, Due 5/15/2021B	800	660
		18,315
Other Yankee - 2.73%
Satmex Escrow SA de CV, 9.50%, Due 5/15/2017	945	954

Utilities - 2.50%
Energy Future Intermediate Holding Co. LLC, 10.00%, Due 12/1/2020 C	850	876
Total Corporate Obligations (Cost $28,641)		27,397

SOVEREIGN OBLIGATIONS - 3.68%
Soverign/Government - 3.68%
Mexican Bonos, 7.25%, Due 12/15/2016	MXP 6,000	478
National Bank of Greece S.A., 3.875%, Due 10/7/2016	EUR 1,100	809
Total Sovereign Obligations (Cost $1,454)		1,287

U.S. AGENCY OBLIGATIONS - 2.85% (Cost $1,007)
Federal National Mortgage Association, 1.375%, Due 11/15/2016	1,000	999

	Shares
SHORT-TERM INVESTMENTS - 1.92% (Cost $672)
JPMorgan U.S. Government Money Market Fund	672,324	672
TOTAL INVESTMENTS - 97.62% (Cost $35,942)		34,160
LIABILITIES, NET OF OTHER ASSETS – 2.38%		834
TOTAL NET ASSETS - 100.00%		$34,994

Percentages are stated as a percent of net assets.

A	REIT.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,862 or 33.90% of net assets. The Fund has no right to demand registration of these securities.
C	Limited Liability Company.

Futures Contracts Open at November 30, 2011 (000's)
	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation/ (Depreciation)
GBP Currency Futures	7	December, 2011	$687	$(3)
EUR Currency Futures	23	December, 2011	3,863	98

			$4,550	$95

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (000’s)
Index/Tranches	(Receive) Counterparty	Fixed Deal Rate	Maturity Date	Implied Credit Spread at 11/30/2011(2)	Notional Amount (3)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Delta Airline	GSI	5.000%	12/20/2016	1.396%	$100	$(234)	$(217)	$(17)

						$(234)	$(217)	$(17)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

American Beacon Flexible Bond Fund

Portfolio of Investments

November 30, 2011 (Unaudited)

	Par Amount		Fair Value

	(000’s)		(000’s)
CONVERTIBLE OBLIGATIONS - 1.34%
ArcelorMittal, 5.00%, Due 5/15/2014		$100	$107
Glencore Finance Europe S.A., 5.00%, Due 12/31/2014	EUR	100	125
Lukoil International Finance BV, 2.625%, Due 6/16/2015	GBP	100	103
Seadrill Ltd., 3.375%, Due 10/27/2017	NOK	100	114
Shire plc, 2.75%, Due 5/9/2014		100	116
Total Convertible Obligations (Cost $595)			565

CORPORATE OBLIGATIONS - 13.00%
Commercial Paper - 0.36%
Citigroup, Inc., 2.84%, Due 5/18/2012A	NZD	200	154

Energy - 0.27%
Transocean, Inc., 7.35%, Due 12/15/2041		115	115

Financials - 7.81%
Asian Development Bank, 2.75%, Due 5/21/2014		500	525
Bank of America Corp.,
6.50%, Due 8/1/2016		80	77
5.75%, Due 12/1/2017		60	55
BNP Paribas S.A., 1.291%, Due 1/10/2014A		100	92
CB Richard Ellis Services, Inc., 6.625%, Due 10/15/2020		50	50
Citigroup, Inc., 6.125%, Due 5/15/2018		60	63
Danske Bank A/S, 1.451%, Due 4/14/2014A B		200	192
Eksportfinans ASA, 5.00%, Due 2/14/2012		200	198
General Electric Capital Corp., 0.957%, Due 6/2/2014A		120	115
ING Bank N.V., 1.737%, Due 6/9/2014A B		100	95
JPMorgan Chase & Co., 1.216%, Due 1/24/2014A		200	197
Metinvest BV, 10.25%, Due 5/20/2015B		100	96
Metropolitan Life Global Funding I, 2.625%, Due 12/3/2012	EUR	200	197
Morgan Stanley,
5.55%, Due 4/27/2017		60	55
5.50%, Due 7/28/2021		105	92
Petronas Global Sukuk Ltd., 4.25%, Due 8/12/2014		100	105
Santander US Debt SAU, 3.724%, Due 1/20/2015B		200	184
Standard Chartered plc,
5.50%, Due 11/18/2014B		100	106
3.85%, Due 4/27/2015B		300	302
The Goldman Sachs Group, Inc.,
7.50%, Due 2/15/2019		60	64
5.25%, Due 7/27/2021		135	125
UBS AG, 5.875%, Due 12/20/2017		300	311
			3,296
Health Care - 0.46%
Amgen, Inc., 5.15%, Due 11/15/2041		200	193

Industrials - 3.26%
CSN Islands XII Corp., 7.00%, Due 9/29/2049B		100	96
Eli Lilly & Co., 3.55%, Due 3/6/2012		170	171
Ford Motor Credit Co. LLC,
3.148%, Due 1/13/2012A		100	100
7.50%, Due 8/1/2012D		300	311
Gibraltar Industries, Inc., 8.00%, Due 12/1/2015		50	50
HCA, Inc., 6.95%, Due 5/1/2012		200	202
MGM Resorts International, 10.375%, Due 5/15/2014		100	112
Mohawk Industries, Inc., 7.20%, Due 4/15/2012		230	233
Reynolds Group Issuer Inc., 7.875%, Due 8/15/2019B		100	101
			1,376
Manufacturing - 0.13%
American Axle & Manufacturing Holdings, Inc., 9.25%, Due 1/15/2017B		50	53

	Par Amount		Fair Value

	(000’s)		(000’s)
Other Yankee - 0.71%
Cie de Financement Foncier, 2.25%, Due 3/7/2014B		$200	$199
Noble Group Ltd., 8.50%, Due 5/30/2013		100	101
			300
Total Corporate Obligations (Cost $5,617)			5,487

SOVEREIGN OBLIGATIONS - 16.40%
Australia Government Bond, 5.50%, Due 4/21/2023	AUD	1,000	1,157
Canadian Government International Bond, 2.00%, Due 9/1/2012	CAD	330	326
Hungary Government Bond, 5.50%, Due 2/12/2016	HUF	92,500	364
Indonesia Treasury Bond, 10.00%, Due 9/15/2024	IDR	2,400,000	329
Italy Buoni Poliennali Del Tesoro, 2.55%, Due 9/15/2041	EUR	105	91
Malaysia Government Bond, 3.702%, Due 2/25/2013	MYR	1,860	591
Mexican Bonos,
10.00%, Due 12/5/2024	MXN	900	86
8.50%, Due 5/31/2029	MXN	10,500	866
New Zealand Government Bond, 6.00%, Due 5/15/2021	NZD	370	332
Norway Government Bond, 6.50%, Due 5/15/2013	NOK	2,395	446
Poland Government Bond, 5.25%, Due 10/25/2020	PLZ	2,285	651
Republic of Italy,
5.625%, Due 6/15/2012	EUR	300	298
2.125%, Due 10/5/2012	EUR	200	192
South Africa Government Bond,
6.75%, Due 3/31/2021	ZAR	2,955	338
6.50%, Due 2/28/2041	ZAR	1,175	106
United Kingdom Gilt, 4.50%, Due 3/7/2013	GBP	390	643
Uruguay Government International Bond, 5.00%, Due 9/14/2018	UYU	1,979	105
Total Sovereign Obligations (Cost $7,203)			6,921

ASSET-BACKED SECURITIES - 0.69%
Citibank Omni Master Trust, 2.349%, Due 5/16/2016, 2009 A8 A8 A B		100	101
Residential Asset Securities Corp., 0.837%, Due 7/25/2033, 2003 KS5 A118 A		11	7
Westlake Automobile Receivables Trust, 1.75%, Due 12/17/2012, 2010 1A A B		185	185
Total Asset-Backed Securities (Cost $292)			293

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.00%
Adjustable Rate Mortgage Trust, 2.842%, Due 9/25/2035, 2005 5 2A1		111	76
Banc of America Mortgage Securities, Inc., 3.433%, Due 7/20/2032, 2002 G1A3A		26	24
Bear Stearns Adjustable Rate Mortgage Trust,
2.598%, Due 8/25/2033, 2003 5 2A1A		30	28
2.788%, Due 8/25/2033, 2003 5 1A1A		73	62
3.208%, Due 11/25/2034, 2004 9 22A1A		21	19
2.40%, Due 10/25/2035, 2005 9 A1A		89	70
Bear Stearns Alt-A Trust,
2.658%, Due 9/25/2034, 2004 9 2A1A		26	18
2.833%, Due 11/25/2036, 2006 6 32A1		147	72
Chase Mortgage Finance Corp.,
2.748%, Due 2/25/2037, 2007 A1 7A1		79	73
2.753%, Due 2/25/2037, 2007 A1 1A5		84	75
Citigroup Mortgage Loan Trust, Inc.,
2.10%, Due 8/25/2035, 2005 6 A3A		42	37
2.693%, Due 8/25/2035, 2005 3 2A2A		77	68
Countrywide Alternative Loan Trust,
0.707%, Due 8/25/2033, 2003 15T2 A2A		29	28
6.00%, Due 10/25/2033, 2003 J2 A1		47	46
Countrywide Home Loan Mortgage Pass Through Trust, 2.746%, Due 6/25/2033, 2003 27 A1A		79	69
Credit Suisse First Boston Mortgage Securities Corp.,
2.655%, Due 9/25/2034, 2004 AR8 2A1		69	65
5.00%, Due 11/25/2034, 2004 7 1A1		96	97
First Horizon Asset Securities, Inc., 2.673%, Due 2/25/2034, 2004 AR1 2A1A		93	87
GSR Mortgage Loan Trust,
6.00%, Due 3/25/2032, 2003 2F 3A1		5	5
2.257%, Due 6/25/2034, 2004 7 3A1		73	62
5.149%, Due 11/25/2035, 2005 AR7 6A1A		87	76

	Par Amount	Fair Value

	(000’s)	(000’s)
Residential Asset Securitization Trust, 2.604%, Due 12/25/2034,	$130	$110
Structured Adjustable Rate Mortgage Loan Trust,
2.505%, Due 5/25/2034, 2004 5 3A2	97	81
2.533%, Due 7/25/2034, 2004 8 3AA	96	82
Structured Asset Mortgage Investments, Inc., 0.487%, Due 5/25/2045, 2005 AR2 2A1A	140	76
WaMu Mortgage Pass Through Certificates,
2.579%, Due 3/25/2035, 2005 AR3 A1	72	59
1.994%, Due 12/19/2039, 2001 AR5 1A	141	121
Total Non-Agency Mortgage-Backed Obligations (Cost $1,663)		1,686

U.S. TREASURY OBLIGATIONS - 8.03%
U.S. Treasury Bonds - 1.42%
4.375%, Due 5/15/2040	100	126
4.375%, Due 5/15/2041	200	252
3.75%, Due 8/15/2041	195	222
		600
U.S. Treasury Notes - 6.61%
1.125%, Due 1/15/2012	500	501
1.375%, Due 5/15/2012	220	221
3.00%, Due 7/15/2012 C	315	323
1.375%, Due 2/15/2013	500	507
0.75%, Due 9/15/2013	500	504
2.00%, Due 7/15/2014 C	361	391
1.625%, Due 1/15/2015 C	119	129
2.625%, Due 8/15/2020	200	212
		2,788
Total U.S. Treasury Obligations (Cost $3,288)		3,388

	Shares
SHORT-TERM INVESTMENTS - 55.02%
Investment Company – 23.42%
JPMorgan U.S. Government Money Market Fund	9,881,838	9,882

	Par Amount

	(000’s)
U.S. Treasury Bills – 28.52%
0.04%, Due 1/12/2012	$3,600	3,600
0.04%, Due 3/8/2012	130	130
0.07%, Due 9/20/2012	335	335
0.03%, Due 3/1/2012	2	2
0.06%, Due 5/3/2012	200	200
0.05%, Due 3/15/2012	970	970
0.03%, Due 3/22/2012	500	500
0.03%, Due 3/29/2012	600	600
0.07%, Due 4/19/2012	4,100	4,099
0.06%, Due 4/26/2012	1,600	1,600
		12,036
Repurchase Agreement – 3.08%
Barclays Capital, Inc., 0.15%, Due 12/1/2011 (Collateralized by a FNMA security valued at $1,343, 4.00%, Due 9/1/2041)	1,300	1,300
Total Short-Term Investments (Cost $23,216)		23,218

TOTAL INVESTMENTS - 98.48% (Cost $41,875)		41,558
OTHER ASSETS, NET OF OTHER LIABILITIES - 1.52%		642
TOTAL NET ASSETS - 100.00%		$42,200

Percentages are stated as a percent of net assets.

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

B Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,710 or 4.05% of net assets. The Fund has no right to demand registration of these securities.

C Inflation-Indexed Note.

D Limited Liability Corporation.

E Futures Cash Collateral.

Futures Contracts Open on November 30, 2011

	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation/ (Depreciation)
German Euro Schatz Futures	6	December, 2011	$1,260	$403
German Euro Bond Futures	18	December, 2011	2,408,760	46,916
German Euro Schatz Futures	18	December, 2011	18	1,185
30 Day Interbank Cash Rate Futures	2	January, 2012	472,683	102
90 Day Australia March Futures	8	March, 2012	7,928,642	(7,615)
U.S. Treasury 5 Year Note March Futures	4	March, 2012	490,563	820
U.S. Treasury 10 Year Note March Futures	5	March, 2012	646,719	1,344
Canadian Bankers Acceptance 3 Month Futures	12	June, 2012	2,968,200	(2,304)
90 Day Australia June Futures	8	June, 2012	7,934,071	(8,969)
Canadian Bankers Acceptance 3 Month Futures	12	December, 2012	2,967,900	2,304
90 Day Eurodollar March Futures	31	March, 2016	7,562,450	6,551

			$33,381,265	$40,534

Centrally cleared swap agreements outstanding on November 30, 2011:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/Depreciation
Receive	3-Month USD-LIBOR	4.000%	12/21/2021	USD	1,900,000	$69,747	$(8,757)
Receive	3-Month USD-LIBOR	1.000%	12/21/2031	USD	150,000	(32,814)	(2,514)

						$36,933	$(11,271)

Credit Default Swaps on Credit Indices- Buy Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date		Notional Amount(3)	Value (4)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%	6/20/2016	USD	$200,000	$2,238	$241

					$2,238	$241

OTC Swap Agreements Outstanding on November 30, 2011:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Curr	Notional Amount	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation
Receive	1-Day BRL-CDI	12.16%	1/2/2014	FBF	BRL	1,700,000	$35,747	$-	$35,747
Receive	1-Day BRL-CDI	12.485%	1/2/2014	BOA	BRL	3,300,000	79,514	(1,906)	81,420
Receive	1-Day BRL-CDI	11.600%	1/2/2014	BOA	BRL	1,000,000	15,852	-	15,852
Receive	6-Month AUD-BBSW	5.750%	12/15/2021	CBK	AUD	200,000	16,082	1,319	14,763
Pay	3-Month USD-LIBOR	4.000%	12/21/2021	GSI	USD	1,900,000	-	425	(425)
Receive	6-Month GBP-LIBOR	3.000%	3/21/2022	BOA	GBP	300,000	16,929	(4,808)	21,737
Pay	3-Month USD-LIBOR	4.000%	12/21/2031	FBF	USD	300,000	(65,739)	(42,750)	(22,989)

							$98,384	$(47,720)	$146,105

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Index/Tranches	(Receive) Counterparty	Fixed Deal Rate	Maturity Date	Implied Credit Spread at 11/30/2011	Notional Amount (4)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation
Credit Agricole SA	GSI	-1.000%	12/20/2016	3.017%	$50,000	$5,472	$4,991	$482
Credit Agricole SA	GSI	-1.000%	12/20/2016	3.017%	150,000	17,697	16,460	1,237

						$23,169	$21,451	$1,719

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Index/Tranches	(Receive) Counterparty	Fixed Deal Rate	Maturity Date	Implied Credit Spread at 11/30/2011	Notional Amount (3)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation
France Government Bond	GSI	0.250%	9/20/2016	1.969%	$100,000	$(7,648)	$(5,679)	$(1,969)
France Government Bond	CSI	0.250%	9/20/2016	1.969%	100,000	(7,648)	(5,657)	(1,991)

						$(15,296)	$(11,336)	$(3,960)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Purchased options outstanding on November 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount		Cost	Fair Value
Put-OTC 30-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	3.273%	9/24/2012	USD	$600,000	$49,500	$29,017
Put-OTC 30-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	3.273%	9/24/2012	USD	500,000	25,667	24,181

							$75,167	$53,198

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Put - OTC CDX.HY-17 5-year Index	BOA	Receive	5.000%	1/18/2012	$100,000	$4,150	$4,486
Put - OTC CDX.IG-16 5-year Index	BOA	Receive	1.000%	1/18/2012	100,000	4,040	4,486
Put - OTC CDX.HY-17 5-year Index	BOA	Receive	5.000%	1/18/2012	200,000	7,800	5,529

						$15,990	$14,501

Written options outstanding on November 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Fair Value
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	2.850%	1/24/2012	$1,100,000	$24,420	$(23,463)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	2.850%	1/24/2012	1,200,000	40,200	(25,596)

						$64,620	$(49,059)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Fair Value
Put - OTC CDX.IG-16 5-year Index	BOA	Receive	1.800%	12/21/2011	$200,000	$800	$(27)
Put - OTC CDX.IG-17 5-year Index	BOA	Receive	1.150%	1/18/2012	500,000	4,250	(5,061)
Put - OTC CDX.IG-17 5-year Index	BOA	Receive	1.150%	1/18/2012	500,000	4,150	(5,061)
Put - OTC CDX.IG-17 5-year Index	BOA	Receive	1.300%	1/18/2012	1,000,000	7,800	(6,348)

						$17,000	$(16,497)

Foreign Currency Contracts Open at November 30, 2011

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	64,000	2/14/2012	UBS	-	(68)	(68)
Buy	AUD	64,000	2/14/2012	UBS	259	-	259
Buy	AUD	51,000	2/14/2012	UBS	2,611	-	2,611
Buy	AUD	64,000	1/24/2012	UBS	-	(516)	(516)
Buy	AUD	90,000	2/14/2012	UBS	1,808	-	1,808
Buy	AUD	77,000	2/14/2012	UBS	1,461	-	1,461
Buy	AUD	205,000	2/14/2012	UBS	4,816	-	4,816
Buy	AUD	65,000	2/14/2012	UBS	3,562	-
Buy	AUD	65,000	2/14/2012	UBS	2,671	-	2,671
Sell	AUD	92,000	1/13/2012	HSBC	-	(6,064)	(6,064)
Sell	AUD	989,000	1/13/2012	HSBC	-	(67,266)	(67,266)
Sell	AUD	142,000	1/13/2012	HSBC	-	(3,545)	(3,545)
Sell	AUD	1,330,000	12/22/2011	DUB	7,728	-	7,728
Sell	AUD	404,418	12/1/2011	DUB	-	(9,844)	(9,844)
Sell	AUD	404,418	2/2/2012	DUB	-	(14,765)	(14,765)
Sell	AUD	51,000	2/14/2012	UBS	624	-	624
Sell	AUD	32,000	2/14/2012	UBS	256	-	256
Sell	AUD	64,000	2/14/2012	UBS	511	-	511
Sell	AUD	64,000	2/14/2012	UBS	511	-	511
Sell	AUD	64,000	2/14/2012	UBS	127	-	127
Sell	AUD	64,000	2/14/2012	UBS	511	-	511
Sell	AUD	96,000	2/14/2012	UBS	1,555	-	1,555
Sell	AUD	65,000	2/14/2012	UBS	-	(2,262)	(2,262)
Sell	AUD	65,000	2/14/2012	UBS	-	(2,815)	(2,815)
Sell	AUD	77,000	2/14/2012	UBS	617	-	617
Sell	AUD	64,000	1/24/2012	UBS	-	(85)	(85)
Sell	AUD	77,000	2/14/2012	UBS	617	-	617
Sell	AUD	128,000	2/14/2012	UBS	1,025	-	1,025
Sell	AUD	90,000	2/14/2012	UBS	721	-	721
Sell	AUD	131,000	2/14/2012	UBS	-	(121)	(121)
Sell	BRL	155,134	1/4/2012	CBK	-	(1,073)	(1,073)
Buy	CAD	135,652	2/14/2012	UBS	-	(491)	(491)
Buy	CAD	36,400	2/14/2012	UBS	-	(324)	(324)
Buy	CAD	89,779	2/14/2012	UBS	-	(325)	(325)
Buy	CAD	89,619	1/24/2012	UBS	-	(279)	(279)
Buy	CAD	100,733	2/14/2012	UBS	-	(873)	(873)
Buy	CAD	97,507	2/14/2012	UBS	-	(575)	(575)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	130,691	2/14/2012	UBS	-	(100)	(100)
Buy	CAD	65,216	2/14/2012	UBS	-	(176)	(176)
Buy	CAD	65,203	2/14/2012	UBS	-	(189)	(189)
Buy	CAD	98,726	2/14/2012	UBS	619	-	619
Buy	CAD	65,280	2/14/2012	UBS	-	(114)	(114)
Buy	CAD	130,691	2/14/2012	UBS	-	(100)	(100)
Buy	CAD	182,763	2/14/2012	UBS	-	(139)	(139)
Buy	CAD	130,691	2/14/2012	UBS	-	(100)	(100)
Sell	CAD	54,000	2/14/2012	UBS	-	(262)	(262)
Sell	CAD	64,000	2/14/2012	UBS	585	-	585
Sell	CAD	90,332	2/14/2012	UBS	-	(448)	(448)
Sell	CAD	135,652	2/14/2012	UBS	-	(669)	(669)
Sell	CAD	36,077	2/14/2012	UBS	15	-	15
Sell	CAD	65,242	2/14/2012	UBS	151	-	151
Sell	CAD	97,733	2/14/2012	UBS	354	-	354
Sell	CAD	315,842	2/14/2012	UBS	-	(2,098)	(2,098)
Sell	CAD	98,823	2/14/2012	UBS	-	(713)	(713)
Sell	CAD	131,392	2/14/2012	UBS	-	(587)	(587)
Sell	CAD	131,021	2/14/2012	UBS	-	(223)	(223)
Sell	CAD	65,345	2/14/2012	UBS	50	-	50
Sell	CAD	111,291	2/14/2012	UBS	85	-	85
Sell	CAD	195,734	2/14/2012	UBS	445	-	445
Sell	CHF	984,000	1/18/2012	CBK	12,417	-	12,417
Sell	CHF	125,000	1/18/2012	HSBC	-	(511)	(511)
Buy	CLP	63,920,000	1/26/2012	HSBC	-	(1,429)	(1,429)
Buy	CLP	115,180,000	1/26/2012	HSBC	-	(4,192)	(4,192)
Buy	CLP	20,710,000	1/26/2012	HSBC	-	(374)	(374)
Buy	CNY	252,000	1/17/2012	CBK	-	(30)	(30)
Buy	CNY	2,587,000	1/17/2012	CBK	3,199	-	3,199
Buy	CNY	115,000	1/17/2012	CBK	57	-	57
Buy	CNY	178,136	6/1/2012	BRC	-	(59)	(59)
Buy	CNY	303,000	1/17/2012	CBK	-	(208)	(208)
Buy	CNY	843,500	4/7/2016	CBK	-	(1,543)	(1,543)
Buy	CZK	1,639,360	2/14/2012	UBS	512	-	512
Buy	EUR	64,000	2/14/2012	UBS	-	(1,896)	(1,896)
Buy	EUR	96,000	2/14/2012	UBS	-	(2,998)	(2,998)
Buy	EUR	32,000	2/14/2012	UBS	-	(948)	(948)
Buy	EUR	32,000	2/14/2012	UBS	-	(974)	(974)
Buy	EUR	64,000	2/14/2012	UBS	-	(898)	(898)
Buy	EUR	32,000	2/14/2012	UBS	-	(449)	(449)
Buy	EUR	32,000	2/14/2012	UBS	-	(449)	(449)
Buy	EUR	32,000	2/14/2012	UBS	-	(449)	(449)
Buy	EUR	64,000	2/14/2012	UBS	-	(488)	(488)
Buy	EUR	26,000	2/14/2012	UBS	-	(361)	(361)
Buy	EUR	32,000	2/14/2012	UBS	-	(948)	(948)
Buy	EUR	32,000	1/24/2012	UBS	-	(224)	(224)
Buy	EUR	32,000	2/14/2012	UBS	-	(155)	(155)
Buy	EUR	52,000	2/14/2012	UBS	665	-	665
Buy	EUR	128,000	1/24/2012	UBS	-	(4,723)	(4,723)
Sell	EUR	2,005,000	2/3/2012	CBK	109,245	-	109,245
Sell	EUR	240,000	2/3/2012	HSBC	2,016	-	2,016
Sell	EUR	525,000	12/2/2011	BRC	33,259	-	33,259
Sell	EUR	12,000	1/17/2012	BRC	210	-	210
Sell	EUR	4,000	1/17/2012	CBK	153	-	153
Sell	EUR	284,000	1/4/2012	CBK	-	-	-
Sell	EUR	308,000	1/4/2012	BRC	-	-	-
Sell	EUR	32,000	2/14/2012	UBS	260	-	260
Sell	EUR	64,000	2/14/2012	UBS	354	-	354
Sell	EUR	96,000	2/14/2012	UBS	4,159	-	4,159
Sell	EUR	32,000	1/24/2012	UBS	1,446	-	1,446
Sell	EUR	36,324	2/8/2012	UBS	2,288	-	2,288
Sell	EUR	26,000	2/14/2012	UBS	986	-	986
Sell	EUR	64,000	2/14/2012	UBS	2,129	-	2,129
Sell	EUR	32,000	2/14/2012	UBS	767	-	767
Sell	EUR	64,000	1/24/2012	UBS	1,989	-	1,989
Sell	EUR	32,000	2/14/2012	UBS	730	-	730

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	64,000	2/14/2012	UBS	674	-	674
Sell	EUR	32,000	1/24/2012	UBS	1,201	-	1,201
Sell	EUR	32,000	2/14/2012	UBS	1,302	-	1,302
Sell	EUR	32,000	2/14/2012	UBS	1,301	-	1,301
Sell	EUR	32,000	2/14/2012	UBS	410	-	410
Sell	EUR	32,000	2/14/2012	UBS	-	(220)	(220)
Sell	EUR	150,000	2/3/2012	UBS	7,095	-	7,095
Sell	EUR	128,000	1/24/2012	UBS	3,291	-	3,291
Sell	EUR	52,000	2/14/2012	UBS	360	-	360
Buy	GBP	33,000	12/1/2011	HSBC	927	-	927
Buy	GBP	329,000	12/1/2011	HSBC	-	(21,253)	(21,253)
Buy	GBP	21,000	12/1/2011	HSBC	316	-	316
Buy	GBP	27,000	12/8/2011	CBK	-	(886)	(886)
Buy	GBP	41,000	12/1/2011	HSBC	-	(294)	(294)
Buy	GBP	424,000	3/1/2012	HSBC	6,613	-	6,613
Buy	GBP	54,930	2/14/2012	UBS	-	(610)	(610)
Buy	GBP	64,000	2/14/2012	UBS	-	(1,520)	(1,520)
Sell	GBP	424,000	12/1/2011	HSBC	-	(6,661)	(6,661)
Sell	GBP	33,000	12/8/2011	CBK	-	(179)	(179)
Sell	GBP	54,756	2/14/2012	UBS	697	-	697
Sell	GBP	64,000	2/14/2012	UBS	2,477	-	2,477
Buy	HKD	2,331,165	3/28/2012	UBS	280	-	280
Buy	HUF	9,845,696	1/24/2012	UBS	-	(1,265)	(1,265)
Buy	HUF	9,791,424	1/24/2012	UBS	-	(1,258)	(1,258)
Buy	HUF	8,609,536	2/14/2012	UBS	-	(1,199)	(1,199)
Buy	HUF	7,558,400	2/14/2012	UBS	1,084	-	1,084
Sell	HUF	9,968,176	1/24/2012	UBS	-	(494)	(494)
Sell	HUF	7,363,200	2/14/2012	UBS	-	(229)	(229)
Buy	IDR	1,399,540,000	1/31/2012	CBK	-	(1,233)	(1,233)
Buy	INR	7,359,280	7/12/2012	CBK	-	(4,155)	(4,155)
Buy	INR	3,206,500	2/14/2012	UBS	-	(3,023)	(3,023)
Sell	INR	1,603,000	2/14/2012	UBS	-	(157)	(157)
Buy	JPY	14,900,000	1/13/2012	BRC	-	(1,608)	(1,608)
Buy	JPY	3,424,000	2/14/2012	UBS	420	-	420
Buy	JPY	3,421,120	2/14/2012	UBS	420	-	420
Buy	JPY	4,990,720	2/14/2012	UBS	448	-	448
Buy	JPY	4,988,800	2/14/2012	UBS	424	-	424
Buy	JPY	2,952,600	2/14/2012	UBS	129	-	129
Buy	JPY	7,478,640	2/14/2012	UBS	576	-	576
Sell	JPY	234,000,000	2/8/2012	CBK	-	(15,948)	(15,948)
Sell	JPY	25,000,000	2/8/2012	MYC	2,464	-	2,464
Sell	JPY	33,156,000	1/13/2012	DUB	4,025	-	4,025
Sell	JPY	3,441,999	2/14/2012	UBS	-	(446)	(446)
Sell	JPY	3,374,720	2/14/2012	UBS	-	(102)	(102)
Sell	JPY	4,943,200	2/14/2012	UBS	165	-	165
Sell	JPY	4,931,200	2/14/2012	UBS	320	-	320
Sell	JPY	2,924,822	2/14/2012	UBS	230	-	230
Sell	JPY	2,465,472	2/14/2012	UBS	162	-	162
Buy	KRW	617,000,000	2/29/2012	HSBC	9,114	-	9,114
Buy	KRW	208,376,000	2/27/2012	CBK	-	(4,786)	(4,786)
Buy	KRW	36,019,200	2/9/2012	UBS	-	(730)	(730)
Buy	KRW	71,808,000	1/3/2012	UBS	-	(1,228)	(1,228)
Buy	KRW	36,329,600	2/17/2012	UBS	-	(304)	(304)
Buy	KRW	36,096,000	2/9/2012	UBS	175	-	175
Buy	KRW	36,329,600	2/17/2012	UBS	-	(253)	(253)
Sell	KRW	71,808,000	1/3/2012	UBS	1,299	-	1,299
Sell	KRW	36,019,200	2/9/2012	UBS	613	-	613
Sell	KRW	36,096,000	2/9/2012	UBS	546	-	546
Sell	KRW	36,329,600	2/17/2012	UBS	357	-	357
Sell	KRW	36,329,600	2/17/2012	UBS	357	-	357
Buy	MXN	737,694	2/14/2012	UBS	1,202	-	1,202
Buy	MXN	849,178	2/14/2012	UBS	-	(1,304)	(1,304)
Buy	MXN	706,986	2/14/2012	UBS	-	(1,085)	(1,085)
Buy	MXN	595,466	2/14/2012	UBS	-	(914)	(914)
Buy	MXN	609,890	2/14/2012	UBS		(532)	(532)
Buy	MXN	1,043,589	2/14/2012	UBS	-	(910)	(910)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	867,398	2/14/2012	UBS	-	(756)	(756)
Buy	MXN	433,699	2/14/2012	UBS	-	(378)	(378)
Buy	MXN	691,208	2/14/2012	UBS	-	(603)	(603)
Buy	MXN	433,699	2/14/2012	UBS	-	(378)	(378)
Buy	MXN	433,699	2/14/2012	UBS	-	(378)	(378)
Buy	MXN	1,734,797	2/14/2012	UBS	-	(1,513)	(1,513)
Sell	MXN	1,000	3/15/2012	CBK	1	-	1
Sell	MXN	41,688	3/15/2012	CBK	22	-	22
Sell	MXN	695,589	2/14/2012	UBS	-	(1,318)	(1,318)
Buy	MYR	588,110	4/23/2012	CBK	-	(5,671)	(5,671)
Sell	NOK	2,225,000	1/11/2012	CBK	-	(7,107)	(7,107)
Sell	NOK	293,000	1/11/2012	HSBC	-	(60)	(60)
Sell	NOK	315,000	2/14/2012	UBS	2,322	-	2,322
Sell	NOK	749,215	2/14/2012	UBS	3,888	-	3,888
Buy	NZD	41,706	2/14/2012	UBS	-	(490)	(490)
Buy	NZD	83,411	2/14/2012	UBS	-	(980)	(980)
Buy	NZD	83,411	2/14/2012	UBS	-	(980)	(980)
Buy	NZD	79,000	2/14/2012	UBS	178	-	178
Buy	NZD	42,000	2/14/2012	UBS	95	-	95
Buy	NZD	83,405	2/14/2012	UBS	-	(600)	(600)
Buy	NZD	83,411	2/14/2012	UBS	-	(980)	(980)
Buy	NZD	65,000	2/14/2012	UBS	2,038	-	2,038
Sell	NZD	820,000	12/9/2011	CBK	36,499	-	36,499
Sell	NZD	200,000	5/18/2012	MYC	1,793	-	1,793
Sell	NZD	68,000	12/9/2011	MYC	-	(952)	(952)
Sell	NZD	83,000	12/9/2011	HSBC	-	(1,319)	(1,319)
Sell	NZD	83,949	2/14/2012	UBS	119	-	119
Sell	NZD	84,205	2/14/2012	UBS	-	(407)	(407)
Sell	NZD	65,000	2/14/2012	UBS	-	(2,688)	(2,688)
Buy	PHP	1,228,150	3/15/2012	CBK	-	(1,055)	(1,055)
Buy	PHP	5,936,000	3/15/2012	BOA	-	(4,932)	(4,932)
Buy	PHP	1,271,400	3/15/2012	CBK	-	(1,071)	(1,071)
Buy	PLN	422,000	2/14/2012	UBS	-	(8,218)	(8,218)
Buy	PLN	140,464	2/14/2012	UBS	-	(2,735)	(2,735)
Buy	PLN	112,778	2/14/2012	UBS	397	-	397
Sell	PLN	144,416	2/14/2012	UBS	418	-	418
Sell	PLN	110,675	2/14/2012	UBS	225	-	225
Buy	SEK	295,648	2/14/2012	UBS	255	-	255
Buy	SEK	1,226,000	12/9/2011	CBK	3,460	-	3,460
Buy	SEK	296,672	2/14/2012	UBS	256	-	256
Buy	SEK	297,617	2/14/2012	UBS	1,025	-	1,025
Buy	SEK	220,560	2/14/2012	UBS	485	-	485
Sell	SEK	292,347	2/14/2012	UBS	920	-	920
Sell	SEK	410,050	2/14/2012	UBS	800	-	800
Sell	SEK	583,216	2/14/2012	UBS	1,058	-	1,058
Sell	SEK	291,608	2/14/2012	UBS	529	-	529
Sell	SEK	291,608	2/14/2012	UBS	529	-	529
Sell	SEK	218,001	2/14/2012	UBS	425	-	425
Sell	SEK	292,347	2/14/2012	UBS	920	-	920
Sell	SEK	258,636	2/14/2012	UBS	1,528	-	1,528
Sell	SEK	221,688	2/14/2012	UBS	1,310	-	1,310
Sell	SEK	256,000	2/14/2012	UBS	1,179	-	1,179
Sell	SEK	422,938	2/14/2012	UBS	1,708	-	1,708
Sell	SEK	845,875	2/14/2012	UBS	3,416	-	3,416
Sell	SEK	779,791	2/14/2012	UBS	3,149	-	3,149
Sell	SEK	634,406	2/14/2012	UBS	2,562	-	2,562
Buy	SGD	219,000	12/23/2011	HSBC	762	-	762
Buy	SGD	34,000	12/23/2011	HSBC	381	-	381
Buy	SGD	244,000	12/23/2011	HSBC	-	(1,140)	(1,140)
Buy	SGD	203,282	12/9/2011	CBK	-	(10,004)	(10,004)
Buy	SGD	35,305	12/9/2011	CBK	-	(1,454)	(1,454)
Buy	SGD	238,587	2/10/2012	GSI	-	-	-
Sell	SGD	238,587	12/9/2011	GSI	-	(2,586)	(2,586)
Buy	TRY	766,000	2/10/2012	HSBC	-	(8,649)	(8,649)
Buy	TRY	80,000	2/10/2012	HSBC	-	(322)	(322)
Buy	TRY	70,000	2/14/2012	UBS	-	(1,921)	(1,921)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TRY	60,000	2/14/2012	UBS	-	(1,646)	(1,646)
Buy	TRY	100,000	2/14/2012	UBS	-	(2,827)	(2,827)
Buy	TRY	121,940	2/14/2012	UBS	673	-	673
Sell	TRY	120,575	2/14/2012	UBS	62	-	62
Buy	TWD	810,320	1/11/2012	CBK	-	(1,257)	(1,257)
Buy	TWD	3,981,600	1/11/2012	BOA	-	(8,597)	(8,597)
Buy	TWD	826,790	1/11/2012	CBK	-	(1,714)	(1,714)
Buy	ZAR	400,000	2/8/2012	UBS	-	(2,329)	(2,329)
Buy	ZAR	508,960	1/24/2012	UBS	-	(1,774)	(1,774)
Buy	ZAR	508,960	1/24/2012	UBS	-	(1,774)	(1,774)
Sell	ZAR	524,397	1/24/2012	UBS	-	(113)	(113)
Sell	ZAR	524,397	1/24/2012	UBS	-	(113)	(113)

					337,992	(310,091)	27,901

Counterparty Abbreviations:
BRC	Barclays Capital	GSI	Goldman Sach International
BOA	Bank of America, N.A.	HSBC	HSBC Bank USA
CBK	Citibank, N.A.	MYC	Morgan Stanley Capital
DUB	Deusche Bank AG	UBS	UBS AG London
FBF	Credit Suisse International

Currency Abbreviations:		IDR	Indonesian Rupiah	PHP	Philippine Peso
AUD	Australian Dollar	INR	Indian Rupee	PLN	Polish Zloty
BRL	Brazilian Real	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	South Korean Won	SGD	Singapore Dollar
EUR	Euro	MXN	Mexico Peso	TRY	Turkish New Lira
GBP	British Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
HKD	Hong Kong Dollar	NOK	Norwegian Krone	UYU	Uruguayan Peso
HUF	Hungarian Forint	NZD	New Zealand Dollar	ZAR	South African Rand

Other Abbreviations:
BBSW

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of November 30, 2011, the investments were classified as described below (in thousands):

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$6,371	$-	$-	$6,371
Short-Term Investments	245	-	-	245

Total Investments in Securities	$6,616	-	$-	$6,616

Futures Contracts	$7	$-	-	$7

Zebra Large Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$15,031	$-	$-	$15,031
Rights/Warrants	-	-	-	-
Short-Term Investments	875	-	-	875

Total Investments in Securities	$15,906	$-	$-	$15,906

Futures Contracts	$2	-	-	$2

Evercore Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Short-Term Investments	$693	$-	$-	$693

Total Investments in Securities	$693	$-	$-	$693

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Common Stock	$842	$327	$-	$1,169
Preferred Stock	-	883	-	883
Convertible Obligations	-	1,753	-	1,753
Corporate Obligations	-	27,397	-	27,397
Sovereign Obligations	-	1,287	-	1,287
U.S. Agency Obligations	-	999	-	999
Short-Term Investments	672	-	-	672

Total Investments in Securities	$1,514	$32,646	$-	$34,160

Financial derivative instruments-assets*	Level 1	Level 2	Level 3	Total
Futures Contracts	$98	$-	$-	$98

	$98	$-	$-	$98

Financial derivative instruments-liabilities*	Level 1	Level 2	Level 3	Total
Futures Contracts	$(3)	$-	$-	$(3)
Credit contracts	-	(17)	-	(17)

	$(3)	$(17)	$-	$(20)

*Financial derivative instruments may include open futures contracts, swaps agreements, written swaptions, and foreign currency contracts.

Flexible Bond Fund	Level 1	Level 2	Level 3	Total
Convertible Obligations	$-	$565	$-	$565
Corporate Obligations	-	5,487	-	5,487
Sovereign Obligations	-	6,921	-	6,921
Asset-Backed Securities	-	293	-	293
Non-Agency Mortgage-Backed Obligations	-	1,686	-	1,686
U.S. Treasury Obligations	-	3,388	-	3,388
Short-Term Investments	9,882	13,336	-	23,218

Total Investments in Securities	$9,882	$31,676	$-	$41,558

Financial derivative instruments-assets*	Level 1	Level 2	Level 3	Total
Futures Contracts	$60	$-	$-	$60
Credit Contracts	-	2	-	2
Foreign exchange contracts	338	-	-	338
Interest rate contracts	-	170	-	170

	$398	$172	$-	$570

Financial derivative instruments-liabilities*	Level 1	Level 2	Level 3	Total
Futures Contracts	$(19)	$-	$-	$(19)
Credit Contracts	-	(4)	-	(4)
Foreign exchange contracts	(310)	-	-	(310)
Interest rate contracts	-	(35)	-	(35)

	$(329)	$(39)	$-	$(368)

*Financial derivative instruments may include open futures contracts, swaps agreements, written swaptions, and foreign currency contracts.

As of November 30, 2011, there were no significant transfers into or out of any level for the Funds.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Cost of Investments for Federal Income Tax Purposes

As of November 30, 2011, the cost of investments for federal income tax purposes was as follows:

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Zebra Small Cap Equity	$6,731	$411	$(526)	$(115)
Zebra Large Cap Equity	16,376	615	(1,085)	(470)
Evercore Small Cap Equity	693	-	-	-
SiM High Yield Opportunities	35,721	19	(1,580)	(1,561)
Flexible Bond	41,928	232	(602)	(370)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: January 27, 2012

By:	/s/ Melinda G. Heika
Melinda G. Heika Treasurer

Date: January 27, 2012

__________________________________________